LONG-TERM DEBT AND CURRENT PORTION OF LONG TERM DEBT (Details) $ in Thousands				3 Months Ended	6 Months Ended	12 Months Ended
		Jul. 15, 2022 USD ($) Vessel	Dec. 01, 2017 USD ($)	Sep. 28, 2022 USD ($)	Jun. 30, 2022 USD ($) Lender Building Vessel	Dec. 31, 2020 USD ($) Building	Dec. 31, 2018 Vessel	Feb. 14, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 16, 2020 USD ($)	Feb. 12, 2019 USD ($)
Line of Credit Facility [Abstract]
Number of lenders | Lender					2
Current portion of long-term debt					$ 41,581				$ 37,547
Vessel held for sale					$ 14,783				14,960
Number of new buildings | Building					2
At-the-market Offering of Common Stock								$ 60,000
Contractual Obligation [Abstract]
2022	[1]				$ 13,226
2023					26,629
2024					168,163
2025					15,034
2026					15,474
Thereafter					121,429
Total					$ 359,955
Subsequent Event [Member]
Line of Credit Facility [Abstract]
Repayment of debt		$ 15,800
Number of vessels sold | Vessel		1
2019 Senior Secured Credit Facility [Member]
Line of Credit Facility [Abstract]
Maximum borrowing capacity											$ 306,100
Number of vessels used as collateral | Vessel					16
Debt instrument term					5 years
Deferred financing costs					$ 2,200				2,300
Drawn amount					172,100				223,100
Current portion of long-term debt					41,600				29,500
Vessel held for sale					15,800
Repayment of debt					51,000
Debt covenants, minimum liquidity					30,000
Contractual Obligation [Abstract]
2022	[1]				6,209
2023					12,418
2024					153,510
2025					0
2026					0
Thereafter					0
Total					172,137
2019 Senior Secured Credit Facility [Member] | Subsequent Event [Member]
Line of Credit Facility [Abstract]
Drawn amount				$ 154,100
Repayment of debt		$ 15,800		$ 18,000
$30 Million Accordion Loan [Member]
Line of Credit Facility [Abstract]
Maximum borrowing capacity										$ 30,000
Financing of 2018-built Vessels [Member]
Line of Credit Facility [Abstract]
Number of vessels delivered | Vessel							3
Drawn amount					$ 100,200				104,300
Percentage of purchase price expected to pay by lending provider			77.50%
Term of bareboat charter agreement					10 years
Obligation to purchase the vessels			$ 13,600
First flexibility period to purchase the vessels					60 months
Second flexibility period to purchase the vessels					84 months
Long term debt current					$ 8,300				$ 8,100
Contractual Obligation [Abstract]
2022	[1]				4,245
2023					8,711
2024					9,138
2025					9,534
2026					9,974
Thereafter					58,593
Total					$ 100,195
Financing of 2022 Newbuildings [Member]
Line of Credit Facility [Abstract]
Number of vessels delivered | Vessel					2
Drawn amount					$ 87,600
Percentage of purchase price expected to pay by lending provider						80.00%
Term of bareboat charter agreement					10 years
Obligation to purchase the vessels						$ 16,500
First flexibility period to purchase the vessels					60 months
Second flexibility period to purchase the vessels					84 months
Minimum liquidity value						$ 20,000
Number of new buildings | Building						2
Contractual Obligation [Abstract]
2022	[1]				$ 2,772
2023					5,500
2024					5,515
2025					5,500
2026					5,500
Thereafter					62,836
Total					$ 87,623
Financing of 2022 Newbuildings [Member] | Minimum [Member]
Line of Credit Facility [Abstract]
Interest rate					5.79%
Financing of 2022 Newbuildings [Member] | Maximum [Member]
Line of Credit Facility [Abstract]
Interest rate					6.53%
Financing of 2022 Newbuildings [Member] | LIBOR [Member]
Line of Credit Facility [Abstract]
Term of variable rate					3 months

[1]	Q3 and Q4 2022 repayments